Long-term debt (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-term debt
Senior	96,048	115,861
Subordinated	21,002	17,741
Non-recourse liabilities from consolidated VIEs	12,992	14,532
Long-term debt	130,042	148,134
of which reported at fair value	63,369	65,384
Structured notes
Long-term debt
Long-term debt	34,815	36,637
Bank
Long-term debt
Senior	91,893	112,123
Subordinated	21,756	20,342
Non-recourse liabilities from consolidated VIEs	12,992	14,532
Long-term debt	126,641	146,997
of which reported at fair value	61,853	64,774
Bank | Structured notes
Long-term debt
Long-term debt	34,817	36,639